SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of Knightsbridge Tankers Limited and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for its VLCC vessels from $149 per lightweight ton to $281 per lightweight ton. The resulting increase in salvage value has been applied prospectively and reduced depreciation by $1.0 million for the year ended December 31, 2009. This change also resulted in an increase in net income of $1.0 million and an increase of $0.06 in earnings per share for the year ended December 31, 2009.

Reporting currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable from profit sharing arrangements are accrued based on the time charter equivalent rates achieved through vessel deployment over the preceding quarter in the market for certain key routes and are not contingent on the performance of the Company. This amount is calculated and accounted for on a quarterly basis and is received on a quarterly basis. Each quarterly settlement is final and does not get carried forward to the next quarter. There is no consideration of future performance in the recording of profit sharing revenue.

Leases
The current charters for the Company's eight vessels are classified as operating leases by the Company.

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash consists of bank deposits maintained in accordance with our loan agreements with DnB and Nordea.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Inventories
Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years.

On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for its four VLCCs. The scrap rate was amended from an average of $149 per lightweight ton to $281 per lightweight ton. The resulting change in salvage value has been applied prospectively and reduced depreciation by approximately $1.0 million for the six months and year ended December 31, 2009. This change also resulted in an increase in net income of approximately $1.0 million for the six months and year ended December 31, 2009.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Earnings per share
Earnings per share is based on net income and the weighted average number of common shares outstanding for the period presented. Diluted earnings per share is based on net income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Vessel impairment
The Company's vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. This assessment is made at the individual vessel level as separately identifiable cash flow information for each vessel is available. The company assesses recoverability of the carrying value of the vessel by estimating the future net cash flows expected to result from the vessel, including eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less then the carrying value of the vessel, an impairment charge is recognized based on the difference between carrying value and fair value.

Fair value is typically established using an average of three independent valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Stock-based compensation
The Company accounts for the restricted stock units ("RSUs") issued to the directors using the equity method and amortizes the fair value of the RSUs over the vesting period. The Company accounts for the RSUs issued to the management companies using the liability method.

Comprehensive income
The Company has no comprehensive income.